Propery, Plant And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Propery, Plant And Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2024 and 2025, property, plant and equipment, net consisted of the following:

	As of September 30,
	2024	2025
Construction in progress (1)	$7,766,316	$9,782,541
Vehicles	116,328	114,671
Furniture, fixtures and equipment	25,044	30,514
Subtotal	7,907,688	9,927,726
Less: accumulated depreciation	(63,122)	(92,716)
Property, plant and equipment, net	$7,844,566	$9,835,010

(1)	Addition of $3,095,981, $4,670,335 and $2,016,225 were related to the construction of Changzhou manufacturing plants incurred for the years ended September 30, 2023, 2024 and 2025, respectively. For the years ended September 30, 2023, 2024 and 2025, $33,270, $320,361 and $344,578 of interest expense from the long-term borrowings from Bank of Jiangnan were capitalized in the construction of Changzhou manufacturing plant respectively.